REVISION OF FINANCIAL STATEMENTS - Statements of Cash Flows (Details) - USD ($) $ in Millions		3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New accounting pronouncements
Net income (loss)		$ (517)	$ 199	$ 151	$ 58	$ (818)	$ (317)	$ 60	$ 132	$ 209	$ 192	$ 408	$ (125)	$ (109)	$ (943)	$ 280
Depreciation and amortization		323	328	310	300	312	338	285	278	610	563	938	901	1,261	1,213	1,121
Reclamation and remediation														180	158	242
Loss (income) from discontinued operations		(7)	7	15	23	(98)	449	(64)	(156)	38	(220)	45	229	38	131	(441)
Impairment of long-lived assets						1,000								14	1,003	56
Deferred income taxes														797	450	193
Net change in operating assets and liabilities														(392)	(493)	(196)
Continuing operations														2,139	1,917	1,588
Discontinued operations	[1]													(15)	869	557
Net cash provided by (used in) operating activities														2,124	2,786	2,145
Acquisitions, net																(823)
Continuing operations														(946)	(28)	(1,951)
Discontinued operations															(46)	(90)
Net cash provided by (used in) investing activities														(946)	(74)	(2,041)
Repayment of debt														(384)	(1,312)	(229)
Continuing operations														(668)	(1,486)	527
Discontinued operations															(331)	(225)
Net cash provided by (used in) financing activities														(668)	(1,817)	302
As Previously Reported
New accounting pronouncements
Net income (loss)		(494)	198	151	58	(807)	(313)	62	135	209	197	407	(116)	(87)	(923)	304
Depreciation and amortization		321	327	308	293	328	335	281	276	601	557	928	892	1,249	1,220	1,102
Reclamation and remediation														165	168	246
Loss (income) from discontinued operations		$ (7)	$ 7	$ 15	$ 23	(92)	$ 448	$ (64)	$ (159)	$ 38	$ (223)	$ 45	$ 225	38	133	(445)
Impairment of long-lived assets						$ 974								14	977	56
Deferred income taxes														795	434	198
Net change in operating assets and liabilities														(174)	(484)	(206)
Continuing operations														2,350	1,923	1,588
Discontinued operations														(15)	869	557
Net cash provided by (used in) operating activities														2,335	2,792	2,145
Acquisitions, net														(15)	(6)
Continuing operations														(961)	(34)
Discontinued operations															(46)
Net cash provided by (used in) investing activities														(961)	(80)
Repayment of debt														(580)
Continuing operations														(864)
Net cash provided by (used in) financing activities														(864)
Reclassified | ASU No. 2016-15 Statement of Cash Flows
New accounting pronouncements
Net change in operating assets and liabilities														(211)	(6)
Continuing operations														(211)	(6)
Net cash provided by (used in) operating activities														(211)	(6)
Acquisitions, net														15	6
Continuing operations														15	6
Net cash provided by (used in) investing activities														15	6
Repayment of debt														196
Continuing operations														196
Net cash provided by (used in) financing activities														196
Reclassified | Reclamation and Remediation Adjustments
New accounting pronouncements
Net income (loss)														(23)	(42)	(15)
Depreciation and amortization														6	12	16
Reclamation and remediation														15	(5)	(4)
Loss (income) from discontinued operations															(2)	4
Impairment of long-lived assets															33
Deferred income taxes														2	4	(1)
Reclassified | Other Adjustments
New accounting pronouncements
Net income (loss)														1	22	(9)
Depreciation and amortization														6	(19)	3
Reclamation and remediation															(5)
Impairment of long-lived assets															(7)
Deferred income taxes															12	(4)
Net change in operating assets and liabilities														$ (7)	$ (3)	$ 10

[1]	Net cash provided by operating activities of discontinued operations includes $(3) related to closing costs for the sale of Batu Hijau that were paid in 2017, $-, $880 and $569 related to the operating activities of Batu Hijau in 2017, 2016 and 2015, respectively, and $(12), $(11) and $(12) for 2017, 2016 and 2015, respectively, related to the Holt royalty obligation, all of which were paid out of Cash and cash equivalents. For additional information regarding our discontinued operations, including cash flows from Batu Hijau, see Note 4.